UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08549

                              OAK ASSOCIATES FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                William E. White
                            c /o Oak Associates, ltd.
                         3875 Embassy Parkway, Suite 250
                             Akron, Ohio 44333-8334
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-462-5386

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS

Schedule of Investments

July 31, 2006 (unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
White Oak Select Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                     MARKET                                              SHARES/        MARKET
DESCRIPTION                            SHARES      VALUE (000)      DESCRIPTION                    FACE AMOUNT (000)  VALUE (000)
---------------------------------------------------------------     ---------------------------------------------------------------
Common Stock - 99.1%

BIOLOGICAL PRODUCTS                                                 SECURITY BROKERS, DEALERS &
   (NO DIAGNOSTIC SUBSTANCES) - 5.4%                                   FLOTATION COMPANIES - 11.2%
Amgen*                                    415,000     $ 28,942      Charles Schwab                         2,200,000      $ 34,936
                                                  -------------     Goldman Sachs Group                      165,000        25,204
                                                        28,942                                                       --------------
                                                  -------------                                                             60,140
                                                                                                                     --------------
COMPUTER COMMUNICATIONS EQUIPMENT - 5.8%
Cisco Systems*                          1,750,000       31,238      SEMICONDUCTORS & RELATED DEVICES - 12.5%
                                                  -------------
                                                        31,238      Broadcom, Cl A*                          680,000        16,313
                                                  -------------     Intel                                  1,515,000        27,270
                                                                    Qualcomm                                 670,000        23,624
CONSTRUCTION MACHINERY & EQUIPMENT - 6.0%                                                                            --------------
Caterpillar                               459,000       32,529                                                              67,207
                                                  -------------                                                      --------------
                                                        32,529
                                                  -------------
                                                                    SERVICES - COMMERCIAL PHYSICAL &
DIVERSIFIED MANUFACTURING - 3.4%                                       BIOLOGICAL RESEARCH - 2.1%
ITT Industries*                           360,000       18,198      Affymetrix*                              520,000        11,216
                                                  -------------                                                      --------------
                                                        18,198                                                              11,216
                                                  -------------                                                      --------------
E-COMMERCE - SERVICES - 6.7%                                        SERVICES - COMPUTER PROGRAMMING SERVICES - 3.8%
Amazon.com*                               630,000       16,941      Cognizant Technology Solutions, Cl A*    315,000        20,629
eBay*                                     785,000       18,895                                                       --------------
                                                  -------------                                                             20,629
                                                        35,836                                                       --------------
                                                  -------------

                                                                    TELEGRAPH & OTHER MESSAGE
ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 6.1%                   COMMUNICATIONS - 3.2%
Medtronic                                 650,000       32,838      Global Payments                          400,000        17,016
                                                  -------------                                                      --------------
                                                        32,838                                                              17,016
                                                  -------------                                                      --------------

HOSPITAL & MEDICAL SERVICE PLANS - 4.2%                             WEB PORTALS/ISP - 5.4%
UnitedHealth Group                        469,000       22,433      Google, Cl A*                             75,000        28,995
                                                  -------------                                                      --------------
                                                        22,433                                                              28,995
                                                  -------------                                                      --------------
                                                                    TOTAL COMMON STOCK
MEASURING & CONTROLLING DEVICES - 5.0%                                   (Cost $497,141)(000)                              532,372
Rockwell Automation                       430,000       26,651                                                       -------------
                                                  -------------
                                                        26,651      REPURCHASE AGREEMENT - 0.9%
                                                  -------------
                                                                    Morgan Stanley (A)
OIL - FIELD RESERVES - 4.5%                                             5.000%, dated 07/31/06, to be
Baker Hughes                              305,000       24,385          repurchased on 08/01/06, repurchase
                                                  -------------         price $4,604,792 (collateralized by a
                                                        24,385          U.S. Treasury Note, 3.500%, 01/15/11,
                                                  -------------         total market value: $4,696,298)

PERSONAL CREDIT INSTITUTIONS - 3.0%                                                                           $4,603         4,603
SLM                                       320,000       16,096                                                       --------------
                                                  -------------
                                                        16,096
                                                  -------------
                                                                    TOTAL REPURCHASE AGREEMENT
                                                                        (Cost $4,603)(000)                                   4,603
PHARMACEUTICAL PREPARATIONS - 8.3%                                                                                    --------------
Novartis  ADR                             355,000       19,958
Teva Pharmaceutical ADR                   750,000       24,810      TOTAL INVESTMENTS - 100.0%
                                                  -------------         (Cost $501,744)(000)                             $ 536,975
                                                        44,768                                                       ==============
                                                  -------------

RADIOTELEPHONE COMMUNICATIONS - 2.5%                                Percentages are based on Net Assets of $537,015,040.
Vimpel Communications ADR*                275,000       13,255      * Non-income producing security
                                                  -------------     (A) Tri-Party Repurchase Agreement
                                                        13,255      ADR - American Depositary Receipt
                                                  -------------     Cl - Class

At July 31, 2006, the tax basis cost of the Fund's investments was $501,744,292, and the unrealized appreciation and depreciation were $90,212,354 and $(54,981,974), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
1-888-462-5386                          1                       www.oakfunds.com

Schedule of Investments

July 31, 2006 (unaudited)

----------------------------------------------------------------------------------------------------------------------------
Rock Oak Core Growth Fund
----------------------------------------------------------------------------------------------------------------------------
                                                  MARKET                                                         MARKET
DESCRIPTION                          SHARES     VALUE (000)      DESCRIPTION                     SHARES       VALUE (000)
------------------------------------------------------------     -----------------------------------------------------------
Common Stock - 93.6%

ADVERTISING SERVICES - 1.7%                                      MEASURING & CONTROLLING DEVICES - 3.3%
aQuantive*                               8,700        $ 178      Rockwell Automation                  4,500           $ 279
                                               -------------     Thermo Electron*                     1,900              70
                                                        178                                                 ----------------
                                               -------------                                                            349
                                                                                                            ----------------
BIOLOGICAL PRODUCTS
     (NO DIAGNOSTIC SUBSTANCE) - 6.9%                            MINING MACHINERY & EQUIPMENT -1.4%
Charles River Labs*                      5,400          192      Joy Global                           3,775             142
Genzyme*                                 5,000          341                                                 ----------------
Gilead Sciences*                         3,200          197                                                             142
                                               -------------                                                ----------------
                                                        730
                                               -------------
                                                                 OIL, GAS FIELD SERVICES - 2.3%
                                                                 Schlumberger                         3,700             247
                                                                                                            ----------------
                                                                                                                        247
COMPUTER STORAGE DEVICES - 2.0%                                                                              ----------------
Rackable Systems                        10,000          213
                                               -------------
                                                        213      PERSONAL CREDIT INSTITUTIONS - 3.0%
                                               -------------     SLM                                  6,300             317
                                                                                                            ----------------
                                                                                                                        317
                                                                                                            ----------------
CONSTRUCTION MACHINERY & EQUIPMENT - 1.5%
Caterpillar                              2,300          163
                                               -------------
                                                        163      PHARMACEUTICAL PREPARATIONS - 2.0%
                                               -------------     Teva Pharmaceutical
                                                                      Industries ADR                  6,300             208
CONSUMER WIRELESS DEVICES- 1.9%                                                                             ----------------
Rockwell Collins                         3,800          203                                                             208
                                               -------------                                                ----------------
                                                        203
                                               -------------
                                                                 RADIOTELEPHONE COMMUNICATIONS - 4.1%
CRUDE PETROLEUM NATURAL GAS - 3.1%                               Vimpel Communications* ADR           9,000             434
Ultra Petroleum*                         1,500           88                                                 ----------------
XTO Energy                               5,000          235                                                             434
                                               -------------                                                ----------------
                                                        323
                                               -------------
                                                                 RAILROADS - 1.6%
                                                                 Norfolk Southern                     3,900             169
                                                                                                            ----------------
                                                                                                                        169
DATA STORAGE - 3.7%                                                                                         ----------------
Motorola                                17,200          392
                                               -------------
                                                        392
                                               -------------     RETAIL - EATING PLACES- 3.0%
                                                                 Starbucks*                           9,100             312
                                                                                                            ----------------
                                                                                                                         312
DIVERSIFIED MANUFACTURING - 2.1%                                                                            ----------------
ITT Industries                           4,300          217
                                               -------------
                                                        217      RETAIL - LUMBER & OTHER BUILDING,
                                               -------------            MATERIALS DEALERS - 3.5%
                                                                   Lowe's                            13,200             374
                                                                                                            ----------------
E-COMMERCE - SERVICES -0.7%                                                                                             374
eBay*                                    2,900           70                                                 ----------------
                                               -------------
                                                         70
                                               -------------
                                                                 SECURITY BROKERS, DEALERS & FLOTATION
ELECTRONIC COMPUTERS - 2.1%                                           COMPANIES - 4.5%
Apple Computer*                          3,300          224      Goldman Sachs                        3,100             474
                                               -------------                                                ----------------
                                                        224                                                             474
                                               -------------                                                ----------------

GENERAL BUILDING CONTRACTORS -                                   SEMICONDUCTORS & RELATED DEVICES - 5.8%
     RESIDENTIAL BUILDINGS - 1.6%                                Broadcom, Cl A*                     11,300             271
Toll Brothers*                           6,500          166      Qualcomm                             9,700             342
                                               -------------                                                ----------------
                                                        166                                                             613
                                               -------------                                                ----------------

HOSPITAL & MEDICAL SERVICE PLANS - 3.1%
UnitedHealth Group                       6,900          330
                                               -------------
                                                        330
                                               -------------

--------------------------------------------------------------------------------
1-888-462-5386                          2                       www.oakfunds.com

Schedule of Investments

July 31, 2006 (unaudited)

----------------------------------------------------------------------------------------------------------------------------
Rock Oak Core Growth Fund (concluded)
----------------------------------------------------------------------------------------------------------------------------
                                                  MARKET                                                         MARKET
DESCRIPTION                          SHARES     VALUE (000)      DESCRIPTION                FACE AMOUNT (000)  VALUE (000)
------------------------------------------------------------     -----------------------------------------------------------
SERVICES - ALLIED TO MOTION PICTURE                              REPURCHASE AGREEMENT - 6.7%
     PRODUCTION - 0.7%                                           Morgan Stanley (A)
Avid Technology*                         2,100         $ 74          5.000%, dated 07/31/06, to be
                                               -------------         repurchased on 08/01/06, repurchase
                                                         74          price $708,285 (collateralized by a
                                               -------------         U.S. Treasury Note, 3.500%, 01/15/11,
                                                                     total market value: $722,359)
SERVICES - BUSINESS SERVICES - 2.2%                                                                    $708           $ 708
Ctrip.com International* ADR             4,500          228                                                 ----------------
                                               -------------
                                                        228
                                               -------------

SERVICES - COMPUTER PROGRAMMING SERVICE - 5.3%                   TOTAL REPURCHASE AGREEMENT
Cognizant Technology Solutions, Cl A*    8,500          557           (Cost $708)(000)                                  708
                                               -------------                                                ----------------
                                                        557
                                               -------------
                                                                 TOTAL INVESTMENTS - 100.3%
                                                                     (Cost $10,230)(000)                           $ 10,581
SERVICES - HOTELS & MOTELS - 3.1%                                                                            ================
Station Casinos                          5,900          324
                                               -------------
                                                        324      Percentages are based on Net Assets of $10,548,810.
                                               -------------
                                                                 * Non-income producing security
SERVICES - PREPACKAGED SOFTWARE - 3.1%                           (A) Tri-Party Repurchase Agreement
Electronic Arts*                         4,400          207      ADR - American Depositary Receipt
NAVTEQ*                                  4,300          121      Cl - Class
                                               -------------
                                                        328
                                               -------------

STATE COMMERCIAL BANKS - 3.7%
SVB Financial                            8,700          390
                                               -------------
                                                        390
                                               -------------

TRUCKING & COURIER SERVICES - 2.8%
Expeditors International                 6,600          300
                                               -------------
                                                        300
                                               -------------

WEB PORTALS/ISP - 5.0%
Google, Cl A*                            1,100          425
Yahoo!*                                  3,800          103
                                               -------------
                                                        528
                                               -------------

WELL EQUIPMENT - 2.8%
National Oilwell Varco*                  4,400          296
                                               -------------
                                                        296
                                               -------------

TOTAL COMMON STOCK
     (Cost $9,522)(000)                               9,873
                                               -------------

At July 31, 2006, the tax basis cost of the Fund's investments was $10,241,267, and the unrealized appreciation and depreciation were $1,183,474 and $(844,196), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

--------------------------------------------------------------------------------
1-888-462-5386                          3                       www.oakfunds.com

Schedule of Investments

July 31, 2006 (unaudited)

-----------------------------------------------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
-----------------------------------------------------------------------------------------------------------------------------
                                                 MARKET                                           SHARES/         MARKET
DESCRIPTION                      SHARES        VALUE (000)       DESCRIPTION                 FACE AMOUNT (000)  VALUE (000)
------------------------------------------------------------     ------------------------------------------------------------
Common Stock - 98.9%

BIOLOGICAL PRODUCTS                                              SERVICES - ALLIED TO MOTION PICTURE
   (NO DIAGNOSTIC SUBSTANCES) - 1.0%                                PRODUCTION - 1.7%
Cell Genesys*                        175,000          $ 859      Avid Technology*                     42,146         $ 1,485
                                             ---------------                                                 ----------------
                                                        859                                                            1,485
                                             ---------------                                                 ----------------

COMPUTER COMMUNICATIONS EQUIPMENT - 11.3%                        SERVICES - COMMERCIAL PHYSICAL &
Cisco Systems*                       335,000          5,980         BIOLOGICAL RESEARCH - 3.2%
Juniper Networks*                    290,000          3,901      Affymetrix*                         131,000           2,826
                                             ---------------                                                 ----------------
                                                      9,881                                                            2,826
                                             ---------------                                                 ----------------

E-COMMERCE - SERVICES - 11.6%                                    TELEVISION BROADCASTING STATIONS - 3.8%
Amazon.com*                          135,000          3,630      IAC/InterActiveCorp                 140,000           3,319
eBay*                                170,000          4,092                                                  ----------------
Expedia*                             180,000          2,412                                                            3,319
                                             --------------                                                  ----------------
                                                     10,134
                                             ---------------
                                                                 WEB PORTALS/ISP - 12.8%
                                                                 Google, Cl A*                        16,000           6,186
                                                                 Yahoo!*                              185,000           5,021
ELECTRONIC COMPUTERS - 3.8%                                                                                   ----------------
Dell Computer*                       155,000          3,360                                                           11,207
                                             ---------------                                                 ----------------
                                                      3,360
                                             ---------------
                                                                 TOTAL COMMON STOCK
                                                                      (Cost $76,937)(000)                             86,551
MOTORCYCLES, BICYCLES AND PARTS - 2.9%                                                                       ----------------
Harley-Davidson                       44,600          2,542
                                             ---------------
                                                      2,542      REPURCHASE AGREEMENT - 1.1%
                                             ---------------
                                                                 Morgan Stanley (A)
PHARMACEUTICAL PREPARATIONS - 3.0%                                   5.000%, dated 07/31/06, to be
Watson Pharmaceuticals               119,000          2,664          repurchased on 08/01/06, repurchase
                                             ---------------         price $1,009,343 (collateralized by a
                                                      2,664          U.S. Treasury Note, 3.500%, 01/15/11
                                             ---------------         total market value: $1,029,400)
RETAIL - JEWELRY STORES - 7.7%                                                                        $1,009           1,009
Blue Nile*                           123,000          3,240                                                  ----------------
Tiffany                              110,000          3,475
                                             ---------------
                                                      6,715
                                             ---------------     TOTAL REPURCHASE AGREEMENT
                                                                      (Cost $1,009)(000)                               1,009
                                                                                                             ----------------
SECURITY BROKERS, DEALERS & FLOTATION
      COMPANIES - 7.0%                                           TOTAL INVESTMENTS - 100.0%
Charles Schwab                       385,000          6,114          (Cost $77,946)(000)                            $ 87,560
                                             ---------------                                                 ================
                                                      6,114
                                             ---------------
                                                                 Percentages are based on Net Assets of $87,556,138.
SEMICONDUCTOR CAPITAL EQUIPMENT - 10.2%                          * Non-income producing security
Applied Materials*                   300,000          4,722      (A) Tri-Party Repurchase Agreement
KLA-Tencor*                          100,000          4,219      Cl - Class
                                             ---------------
                                                      8,941
                                             ---------------

SEMICONDUCTORS & RELATED DEVICES - 18.9%
Broadcom, Cl A*                      125,000          2,999
Linear Technology                    140,000          4,529
Maxim Integrated Products            160,000          4,701
Xilinx                               210,700          4,275
                                             ---------------
                                                     16,504
                                             ---------------

At July 31, 2006, the tax basis cost of the Fund's investments was $77,945,902, and the unrealized appreciation and depreciation were $21,959,017 and $(12,345,188), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
1-888-462-5386                          4                       www.oakfunds.com

Schedule of Investments

July 31, 2006 (unaudited)

--------------------------------------------------------------------------------------------------------------------
River Oak Discovery Fund
--------------------------------------------------------------------------------------------------------------------
                                              MARKET                                                      MARKET
DESCRIPTION                     SHARES      VALUE (000)      DESCRIPTION                    SHARES      VALUE (000)
--------------------------------------------------------     -------------------------------------------------------
Common Stock - 94.8%

AIR COURIER SERVICES - 3.0%                                  PHARMACEUTICAL PREPARATIONS - 1.8%
Forward Air                          4,400        $ 141      Human Genome Sciences*              8,600         $ 84
                                           -------------                                               -------------
                                                    141                                                          84
                                           -------------                                               -------------

AMUSEMENT AND RECREATIONAL SERVICES - 3.3%                   RETAIL - LUMBER & OTHER BUILDING,
WMS Industries*                      6,000          159          MATERIALS DEALERS - 2.5%
                                           -------------     Builders Firstsource*               6,900         120
                                                    159                                                 ------------
                                           ------------                                                        120
                                                                                                        ------------
BIOLOGICAL PRODUCTS
     (NO DIAGNOSTIC SUBSTANCES) - 0.7%
Invitrogen*                            500           31      SEARCH, DETECTION, NAVIGATION, GUIDANCE,
                                           -------------          AERONAUTICAL SYSTEMS - 2.8%
                                                     31      DRS Technologies                    2,900          134
                                           -------------                                               -------------
                                                                                                                134
                                                                                                       -------------
COMPUTER STORAGE DEVICES - 3.1%
Rackable Systems*                    6,900          147
                                           -------------     SECURITY BROKERS, DEALERS & FLOTATION
                                                    147           COMPANIES - 3.0%
                                           -------------     Nuveen Investments, Cl A            3,000          142
                                                                                                       -------------
CONSUMER WIRELESS EQUIPMENT - 2.6%                                                                              142
                                                                                                       -------------
Viasat*                              5,000          124
                                           -------------
                                                    124
                                           -------------     SEMICONDUCTORS & RELATED DEVICES - 3.9%
                                                             Formfactor*                         4,300          184
                                                                                                       -------------
                                                                                                                184
CRUDE PETROLEUM NATURAL GAS - 2.5%                                                                      -------------
Encore Acquisition*                  3,850          117
                                           -------------
                                                    117
                                           -------------     SERVICES - ALLIED TO MOTION PICTURE
                                                                  PRODUCTION - 1.1%
                                                             Avid Technology*                    1,500           53
ELECTROMEDICAL & ELECTROTHERAPEUTIC                                                                    -------------
     APPARATUS - 2.7%                                                                                            53
Palomar Medical Technologies*        3,400          130                                                -------------
                                           -------------
                                                    130
                                           -------------     SERVICES - BUSINESS SERVICES - 7.3%
                                                             inVentiv Health                     5,900          165
                                                             Ctrip.com International ADR*        3,600          182
ELECTRONIC COMPONENTS - 1.7%                                                                           -------------
Color Kinetics*                      4,600           79                                                         347
                                           -------------                                               -------------
                                                     79
                                           -------------
                                                             SERVICES - COMMERCIAL PHYSICAL &
INSTRUMENTS AND RELATED PRODUCTS - 2.1%                           BIOLOGICAL RESEARCH - 3.3%
American Science & Engineering*      2,000          101      Senomyx*                            3,200           45
                                           -------------     Symyx Technologies*                 4,600          113
                                                    101                                                -------------
                                           -------------                                                        158
                                                                                                       -------------
MINING MACHINERY & EQUIPMENT - 3.2%
Bucyrus International, Cl A          3,150          153
                                           -------------     SERVICES - MANAGEMENT SERVICES - 2.8%
                                                    153      Advisory Board*                     2,900          134
                                           -------------                                               -------------
                                                                                                                134
                                                                                                       -------------
OIL, GAS FIELD SERVICES - 5.2%
Oceaneering International*           5,600          245
                                           -------------     SERVICES - PREPACKAGED SOFTWARE - 5.6%
                                                    245      Ansys*                              2,000           92
                                           -------------     Packeteer*                          7,000           64
                                                             Verint Systems*                     4,100          112
PERSONAL CREDIT INSTITUTIONS - 2.8%                                                                    -------------
Nelnet, Cl A*                        4,300          132                                                         268
                                           -------------                                               -------------
                                                    132
                                           -------------

--------------------------------------------------------------------------------
1-888-462-5386                          5                       www.oakfunds.com

Schedule of Investments

July 31, 2006 (unaudited)

--------------------------------------------------------------------------------------------------------------------
River Oak Discovery Fund (concluded)
--------------------------------------------------------------------------------------------------------------------
                                              MARKET                                                      MARKET
DESCRIPTION                     SHARES      VALUE (000)      DESCRIPTION              FACE AMOUNT (000)  VALUE (000)
--------------------------------------------------------     -------------------------------------------------------

STATE COMMERCIAL BANKS - 4.9%                                REPURCHASE AGREEMENT - 8.2%
East West Bancorp                    2,600        $ 105      Morgan Stanley (A)
SVB Financial Group*                 2,800          126          5.000%, dated 07/31/06, to be
                                           -------------         repurchased on 08/01/06, repurchase
                                                    231          price $390,269 (collateralized by a
                                           -------------         U.S. Treasury Note, 3.500%, 01/15/11
                                                                 total market value: $398,024)
SYSTEMS -  COMPUTER INTEGRATED                                                                    $390        $ 390
   SYSTEMS DESIGN - 7.1%                                                                               -------------
Itron*                               3,000          140
Quality Systems                      3,600          119
Salesforce.com*                      3,000           77
                                           -------------     TOTAL REPURCHASE AGREEMENT
                                                    336           (Cost $390)(000)                              390
                                           -------------                                               -------------

                                                             TOTAL INVESTMENTS - 103.1%
TELEGRAPH & OTHER MESSAGE                                        (Cost $4,693)(000)                         $ 4,890
   COMMUNICATIONS - 4.6%                                                                               =============
Global Payments                      1,000           42
j2 Global Communications*            6,200          174
                                           -------------
                                                    216      Percentages are based on Net Assets of $4,745,377.
                                           -------------
                                                             * Non-income producing security
WEB PORTALS/ISP - 5.6%                                       (A) Tri-Party Repurchase Agreement
Factset Research Systems             4,000          176      ADR - American Depositary Receipt
Sify ADR*                           11,100           88      Cl - Class
                                           -------------
                                                    264
                                           -------------

WELL EQUIPMENT - 2.9%
Hydril*                              2,000          139
                                           -------------
                                                    139
                                           -------------

WHOLESALE - MEDICAL, DENTAL &
   HOSPITAL EQUIPMENT & SUPPLIES  - 2.7%
Conceptus                            8,700          131
                                           -------------
                                                    131
                                           -------------


TOTAL COMMON STOCK
     (Cost $4,303)(000)                           4,500
                                           -------------

At July 31, 2006, the tax basis cost of the Fund's investments was $4,695,051, and the unrealized appreciation and depreciation were $579,153 and $(383,860), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Oak Associates Funds' most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
1-888-462-5386                          6                      www.oakfunds.com

Schedule of Investments

July 31, 2006 (unaudited)

------------------------------------------------------------------------------------------------------------------------------
Red Oak Technology Select Fund
------------------------------------------------------------------------------------------------------------------------------
                                                MARKET                                          SHARES/          MARKET
DESCRIPTION                      SHARES       VALUE (000)      DESCRIPTION                   FACE AMOUNT (000) VALUE (000)
----------------------------------------------------------     ---------------------------------------------------------------
Common Stock - 98.5%

BIOLOGICAL PRODUCTS                                            SEMICONDUCTORS & RELATED DEVICES - 27.5%
   (NO DIAGNOSTIC SUBSTANCES) - 3.4%                           Adobe Systems*                      141,000            $ 4,020
Invitrogen*                           30,000      $ 1,854      Broadcom, Cl A*                     170,000              4,078
Medarex*                             190,000        1,777      Linear Technology                    70,000              2,264
                                             -------------     Marvell Technology                  180,000              3,339
                                                    3,631      Maxim Integrated Products           111,000              3,261
                                             -------------     National Semiconductor              144,000              3,349
                                                               Qualcomm                             38,000              1,340
COMPUTER COMMUNICATIONS EQUIPMENT - 7.2%                       Taiwan Semiconductor
Cisco Systems                        225,000        4,016          Manufacturing ADR               350,147              3,036
Juniper Networks*                    275,000        3,699      United Microelectronics ADR*        780,000              2,379
                                             -------------     Xilinx                              128,000              2,597
                                                    7,715                                                  -------------------
                                             -------------                                                             29,663
                                                                                                           -------------------
COMPUTER PERIPHERAL EQUIPMENT- 2.5%
Lexmark, Cl A*                        50,000        2,702
                                             -------------
                                                    2,702
                                             -------------
                                                               SERVICES - PREPACKAGED SOFTWARE - 3.6%
COMPUTER STORAGE DEVICES - 2.5%                                BMC Software*                        89,700              2,101
Seagate Technology                   116,000        2,691      Microsoft                            75,000              1,802
                                             -------------                                                 -------------------
                                                    2,691                                                               3,903
                                             -------------                                                 -------------------

CONSULTING SERVICES - 3.0%                                     TELEVISION BROADCASTING STATIONS - 2.4%
Accenture, Cl A                       11,200        3,224      IAC/InterActiveCorp                 110,000              2,608
                                             -------------                                                 -------------------
                                                    3,224
                                             -------------                                                              2,608
                                                                                                           -------------------

DATA STORAGE - 2.0%
Motorola                              95,000        2,162      WEB PORTALS/ISP - 11.8%
                                             -------------     Google, Cl A*                        19,500              7,539
                                                    2,162      Yahoo!*                             191,000              5,184
                                             -------------                                                 -------------------
                                                                                                                       12,723
                                                                                                           -------------------
E-COMMERCE - SERVICES - 9.6%
Amazon.com*                           95,000        2,555      TOTAL COMMON STOCK
eBay*                                191,200        4,602           (Cost $107,620)(000)                              106,124
Expedia*                             237,000        3,176                                                  -------------------
                                             -------------
                                                   10,333      REPURCHASE AGREEMENT - 1.4%
                                             -------------
                                                               Morgan Stanley (A)
ELECTRONIC COMPUTERS - 11.5%                                       5.000%, dated 07/31/06, to be
Apple Computer*                       60,000        4,078          repurchased on 08/01/06, repurchase
Dell Computer*                       261,000        5,658          price $1,464,544 (collateralized by a
International Business Machines       35,000        2,709          U.S. Treasury Note, 3.500%, 01/15/11,
                                             -------------         total market value: $1,493,647)
                                                   12,445                                           $1,464              1,464
                                             -------------                                                 -------------------
RETAIL - JEWELRY STORES - 2.6%
Blue Nile*                           105,000        2,767
                                             -------------     TOTAL REPURCHASE AGREEMENT
                                                    2,767           (Cost $1,464)(000)                                  1,464
                                             -------------                                                 -------------------

SEMICONDUCTOR CAPITAL EQUIPMENT - 8.9%                         TOTAL INVESTMENTS - 99.9%
Applied Materials                    151,000        2,377           (Cost $109,084)(000)                            $ 107,588
KLA-Tencor                            85,000        3,586                                                  ===================
Novellus Systems*                    142,000        3,594
                                             -------------
                                                    9,557      Percentages are based on Net Assets of $107,717,130.
                                             -------------
                                                               * Non-income producing security
                                                               (A) Tri-Party Repurchase Agreement
                                                               ADR - American Depositary Receipt
                                                               Cl - Class

At July 31, 2006, the tax basis cost of the Fund's investments was $109,394,251, and the unrealized appreciation and depreciation were $10,193,652 and $(11,999,768), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
1-888-462-5386                           7                      www.oakfunds.com

Schedule of Investments

July 31, 2006 (unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                 MARKET                                                                MARKET
DESCRIPTION                       SHARES       VALUE (000)      DESCRIPTION                            SHARES        VALUE (000)
-----------------------------------------------------------     -------------------------------------------------------------------
Common Stock - 98.9%

ADVERTISING - 2.8%                                              SEMICONDUCTORS & RELATED DEVICES - 10.1%
aQuantive*                             51,600      $ 1,058      DSP Group*                                 17,600            $ 422
                                              -------------     Formfactor*                                40,400            1,732
                                                     1,058      Marvell Technology Group*                  70,000            1,298
                                              -------------     Sirf Technology Holdings*                  20,000              382
AMUSEMENT AND RECREATIONAL SERVICES - 4.6%                                                                        -----------------
WMS Industries*                        66,200        1,756                                                                   3,834
                                              -------------                                                       -----------------
                                                     1,756
                                              -------------
                                                                SERVICES - ALLIED TO MOTION PICTURE PRODUCTION - 1.5%
                                                                Avid Technology*                            1,600              564
BIOLOGICAL PRODUCTS                                                                                               -----------------
   (NO DIAGNOSTIC SUBSTANCES) - 1.9%                                                                                           564
Invitrogen*                            11,400          704                                                        -----------------
                                              -------------
                                                       704      SERVICES - BUSINESS SERVICES - 3.7%
                                              -------------     Ctrip.com International ADR*               28,000            1,417
                                                                                                                  -----------------
                                                                                                                             1,417
COMPUTER STORAGE DEVICES - 3.1%                                                                                   -----------------
Rackable Systems*                      54,700        1,166
                                              -------------
                                                     1,166
                                              -------------     SERVICES - COMMERCIAL PHYSICAL &
                                                                   BIOLOGICAL RESEARCH - 4.5%
                                                                Symyx Technologies*                        70,000            1,723
CONSUMER WIRELESS DEVICES - 3.2%                                                                                  -----------------
Viasat*                                49,400        1,220                                                                   1,723
                                              -------------                                                       -----------------
                                                     1,220
                                              -------------
                                                                SERVICES - COMPUTER PROGRAMMING SERVICES - 5.7%
                                                                Cognizant Technology Solutions, Cl A*      33,000            2,161
ELECTRONIC COMPONENTS - 2.0%                                                                                      -----------------
Color Kinetics*                        45,000          777                                                                   2,161
                                              -------------                                                       -----------------
                                                       777
                                              -------------
                                                                SERVICES - PREPACKAGED SOFTWARE - 13.6%
INSTRUMENTS AND RELATED PRODUCTS - 2.4%                         Activision*                               115,000            1,374
American Science & Engineering         17,800          903      Cerner*                                    20,000              810
                                              -------------     NAVTEQ*                                    26,200              738
                                                       903      Packeteer*                                 70,000              640
                                              -------------     Verint Systems*                            58,700            1,605
OIL, GAS FIELD SERVICES - 5.3%                                                                                    -----------------
Oceaneering International*             46,400        2,029                                                                   5,167
                                              -------------                                                       -----------------
                                                     2,029
                                              -------------
                                                                STATE COMMERCIAL BANKS - 3.3%
                                                                SVB Financial                              28,200            1,264
PERSONAL CREDIT INSTITUTUIONS - 3.0%                                                                              -----------------
Nelnet, Cl A*                          37,000        1,135                                                                   1,264
                                              -------------                                                       -----------------
                                                     1,135
                                              -------------
                                                                SYSTEMS -  COMPUTER INTEGRATED
RADIOTELEPHONE COMMUNICATIONS - 2.9%                               SYSTEMS DESIGN - 8.5%
Vimpel Communications ADR*             23,000        1,109      F5 Networks*                               18,000              834
                                              -------------     Itron*                                     20,000              931
                                                     1,109      Salesforce.com*                            56,700            1,457
                                              -------------                                                       -----------------
                                                                                                                             3,222
SEARCH, DETECTION, NAVIGATION, GUIDANCE,                                                                          -----------------
   AERONAUTICAL SYSTEMS - 7.4%
DRS Technologies                       26,000        1,204      TELEGRAPH & OTHER MESSAGE
Flir Systems*                          67,000        1,609         COMMUNICATIONS - 2.7%
                                              -------------     j2 Global Communications*                  37,000            1,036
                                                     2,813                                                        -----------------
                                              -------------                                                                  1,036
                                                                                                                  -----------------
SECURITY BROKERS AND DEALER - 1.2%
International Securities Exchange      11,100          452      WEB PORTALS/ISP - 2.6%
                                              -------------     Factset Research Systems                   20,000              878
                                                       452      Sify ADR*                                  15,000              119
                                              -------------                                                       -----------------
                                                                                                                               997
                                                                                                                  -----------------

--------------------------------------------------------------------------------
1-888-462-5386                           8                      www.oakfunds.com

Schedule of Investments

July 31, 2006 (unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (concluded)
-----------------------------------------------------------------------------------------------------------------------------------
                                  SHARES/        MARKET
DESCRIPTION                 FACE AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
WELL EQUIPMENT- 2.9%
Hydril                                 16,000      $ 1,108
                                              -------------
                                                     1,108
                                              -------------

TOTAL COMMON STOCK
     (Cost $36,127)(000)                            37,615
                                              -------------

REPURCHASE AGREEMENT - 2.5%
Morgan Stanley (A)
    5.000%, dated 07/31/06, to be
    repurchased on 08/01/06, repurchase
    price $953,021 (collateralized by a
    U.S. Treasury Note, 3.500%, 01/15/11
    total market value: $971,959)
                                         $953          953
                                              -------------

TOTAL REPURCHASE AGREEMENT
     (Cost $953)(000)                                  953
                                              -------------

TOTAL INVESTMENTS - 101.4%
    (Cost $37,080)(000)                           $ 38,568
                                              =============

Percentages are based on Net Assets of $38,016,492.
* Non-income producing security
(A) Tri-Party Repurchase Agreement
ADR - American Depositary Receipt
Cl - Class

At July 31, 2006, the tax basis cost of the Fund's investments was $37,151,832, and the unrealized appreciation and depreciation were $6,194,991 and $(4,779,064), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
1-888-462-5386                          9                       www.oakfunds.com

Schedule of Investments

July 31, 2006 (unaudited)

---------------------------------------------------------------------------------------------------------------------------------
Live Oak Health Sciences Fund
---------------------------------------------------------------------------------------------------------------------------------
                                                   MARKET                                           SHARES/           MARKET
DESCRIPTION                        SHARES        VALUE (000)       DESCRIPTION                  FACE AMOUNT (000)  VALUE (000)
--------------------------------------------------------------     --------------------------------------------------------------
Common Stock - 96.8%

BIOLOGICAL PRODUCTS                                                SERVICES - PREPACKAGED SOFTWARE - 3.7%
   (NO DIAGNOSTIC SUBSTANCES) - 32.8%                              Cerner*                                24,500           $ 992
Amgen*                                  26,800        $ 1,869                                                    ----------------
Cell Genesys*                          215,000          1,056                                                                992
Charles River Laboratories*             21,600            767                                                    ----------------
Genentech*                              13,300          1,075
Genzyme*                                11,000            751      SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 4.5%
Human Genome Sciences*                  34,500            335      Techne*                                24,200           1,202
Invitrogen*                             29,600          1,829                                                    ----------------
Medimmune*                              43,500          1,104                                                              1,202
                                               ---------------                                                   ----------------
                                                        8,786
                                               ---------------     WHOLESALE - DRUGS, PROPRIETARIES
                                                                      & DRUGGISTS' SUNDRIES - 3.8%
                                                                   AmerisourceBergen                      23,900           1,028
                                                                                                                 ----------------
                                                                                                                           1,028
                                                                                                                 ----------------
ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 8.8%
Medtronic                               38,300          1,935      WHOLESALE - MEDICAL, DENTAL &
Palomar Medical Technologies*           11,000            419         HOSPITAL EQUIPMENT & SUPPLIES  - 1.0%
                                               ---------------     Conceptus                              17,000             257
                                                        2,354                                                    ----------------
                                               ---------------                                                               257
                                                                                                                 ----------------
LABORATORY ANALYTICAL INSTRUMENTS - 7.7%
Applied Biosystems                                                 TOTAL COMMON STOCK
     Group - Applera                    24,800            797           (Cost $21,087)(000)                               25,924
Waters*                                 31,100          1,265                                                    ----------------
                                               ---------------
                                                        2,062      REPURCHASE AGREEMENT - 3.8%
                                               ---------------
                                                                   Morgan Stanley (A)
ORTHOPEDIC, PROSTHETIC &                                               5.000%, dated 07/31/06, to be
   SURGICAL APPLIANCES & SUPPLIES - 5.0%                               repurchased on 08/01/06, repurchase
Stryker                                 29,600          1,347          price $1,017,584 (collateralized by a
                                               ---------------         U.S. Treasury Note, 3.500%, 01/15/11,
                                                        1,347          total market value: $1,037,806)
                                               ---------------                                            $1,017           1,017
PHARMACEUTICAL PREPARATIONS -23.6%                                                                               ----------------
Corcept Therapeutics*                  180,052            673
Eli Lilly                               15,000            852      TOTAL REPURCHASE AGREEMENT
Johnson & Johnson                       15,600            976           (Cost $1,017)(000)                                 1,017
Medicis Pharmaceutical, Cl A            39,900          1,100                                                    ----------------
Novartis ADR                             6,000            337      TOTAL INVESTMENTS - 100.6%
Pfizer                                  28,200            733          (Cost $22,104)(000)                              $ 26,941
Teva Pharmaceutical                                                                                              ================
     Industries ADR                     49,700          1,644
                                               ---------------
                                                        6,315      Percentages are based on Net Assets of $26,781,366.
                                               ---------------
                                                                   * Non-income producing security
SERVICES - BUSINESS SERVICES - 1.2%                                (A) Tri-Party Repurchase Agreement
inVentiv Health                         11,500            321      ADR - American Depositary Receipt
                                               ---------------     Cl - Class
                                                          321
                                               ---------------

SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL
   RESEARCH - 4.7%
Affymetrix*                             50,000          1,078
Gen-Probe*                               3,500            182
                                               ---------------
                                                        1,260
                                               ---------------

At July 31, 2006, the tax basis cost of the Fund's investments was $22,103,774, and the unrealized appreciation and depreciation were $5,688,826 and $(851,525), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
1-888-462-5386                          10                      www.oakfunds.com

ITEM 2.  CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Oak Associates Funds


By (Signature and Title)*                   /S/ William E. White
                                            ---------------------------
                                            William E. White, President

Date: September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /S/ William E. White
                                            ---------------------------
                                            William E. White, President

Date: September 15, 2006

By (Signature and Title)*                   /S/ Eric Kleinschmidt
                                            ------------------------------------
                                            Eric Kleinschmidt, Treasurer and CFO

Date: September 15, 2006

* Print the name and title of each signing officer under his or her signature.